STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018
STOCKHOLDERS' EQUITY
Unamortized compensation cost related to stock options	$ 1,627,097	$ 529,625
Weighted-average period	2 years 9 months 29 days	1 year 9 months 18 days
Options granted	996,535
Options vested	116,535
Stock based compensation expense	$ 220,578	$ 532,108
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Common stock, shares issued	17,870,261	17,840,261	15,983,273	15,983,273
Common stock, shares outstanding	17,870,261	17,840,261	15,983,273	15,983,273